Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (153,065,090)	$ (19,523,609)	$ 7,869,531	$ 19,759,446